BASIS OF PRESENTATION (Schedule of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2022
Subsidiary 1 [Member]
Name Of Subsidiary	Cosechemos YA S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	90.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 15 [Member]
Name Of Subsidiary	High Roller Private Label LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 3 [Member]
Name Of Subsidiary	Hemp Textiles & Co. LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 4 [Member]
Name Of Subsidiary	Hemp Textiles & Co. S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 5 [Member]
Name Of Subsidiary	Flora Beauty LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 6 [Member]
Name Of Subsidiary	Flora Beauty LLC Sucursal Colombia
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 7 [Member]
Name Of Subsidiary	Kasa Wholefoods Company S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	90.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 8 [Member]
Name Of Subsidiary	Kasa Wholefoods Company LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 9 [Member]
Name Of Subsidiary	Grupo Farmaceutico Cronomed S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 10 [Member]
Name Of Subsidiary	Labcofarm Laboratories S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 11 [Member]
Name Of Subsidiary	Breeze Laboratory S.A.S
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 12 [Member]
Name Of Subsidiary	Vessel Brand Inc.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 2 [Member]
Name Of Subsidiary	Flora Growth Corp. Sucursal Colombia
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 14 [member]
Name Of Subsidiary	Just Brands International LTD
Country Of Incorporation	United Kingdom
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	British Pound (GBP)
Subsidiary 13 [Member]
Name Of Subsidiary	Just Brands LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 16 [Member]
Name Of Subsidiary	Flora Growth US Holdings Corp.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 17 [Member]
Name Of Subsidiary	Flora Growth Management Corp.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 18 [Member]
Name Of Subsidiary	Cardiff Brand Corp.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 19 [Member]
Name Of Subsidiary	Keel Brand Corp.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 20 [Member]
Name Of Subsidiary	Flora Growth F&B Corp.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 21 [Member]
Name Of Subsidiary	Masaya Holding Corp
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 22 [Member]
Name Of Subsidiary	Franchise Global Health Inc.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 23 [Member]
Name Of Subsidiary	Harmony Health One Inc.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 24 [Member]
Name Of Subsidiary	ACA Mueller ADAG Pharma Vertriebs GmbH
Country Of Incorporation	Germany
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Euro (EUR)
Subsidiary 25 [Member]
Name Of Subsidiary	Sativa Verwaltungs GmbH
Country Of Incorporation	Germany
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Euro (EUR)
Subsidiary 26 [Member]
Name Of Subsidiary	Sativa Verwaltungs GmbH and Co. KG
Country Of Incorporation	Germany
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Euro (EUR)
Subsidiary 27 [Member]
Name Of Subsidiary	CBD Med Therapeutics Inc.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 28 [Member]
Name Of Subsidiary	Fayber Technologies Canada Inc.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 29 [Member]
Name Of Subsidiary	Catalunia SAS
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 30 [Member]
Name Of Subsidiary	Green CannaHealth SAS
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 31 [Member]
Name Of Subsidiary	Klokken Aarhus Inc.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 32 [Member]
Name Of Subsidiary	Rangers Pharmaceuticals A/S
Country Of Incorporation	Denmark
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Danish Krone (DAK)
Subsidiary 33 [Member]
Name Of Subsidiary	1200325 B.C. LTD.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)
Subsidiary 34 [Member]
Name Of Subsidiary	Phatebo
Country Of Incorporation	Germany
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Euro (EUR)
Subsidiary 35 [Member]
Name Of Subsidiary	Franchise Cannabis Corp.
Country Of Incorporation	Canada
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Canadian Dollar (CAD)